DOCUMENT AND ENTITY INFORMATION Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 22, 2016	Jul. 03, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	COCA COLA CO
Entity Central Index Key	0000021344
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		4,329,497,778
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 170,318,198,405